SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Potentially dilutive items outstanding
Total potentially dilutive shares	587,795	22,588	220,526	4,907
Stock options
Potentially dilutive items outstanding
Total potentially dilutive shares	1,558	1,558	1,558	1,558
Convertible notes
Potentially dilutive items outstanding
Total potentially dilutive shares		18,496	37,915	1,916
Series A convertible preferred stock
Potentially dilutive items outstanding
Total potentially dilutive shares	27,097		4,320
Series C convertible preferred stock
Potentially dilutive items outstanding
Total potentially dilutive shares	321,395
Common stock warrants
Potentially dilutive items outstanding
Total potentially dilutive shares	237,746	2,533	176,733	1,432